Loans and Borrowings - Additional Information (Details)	12 Months Ended
	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2021 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Interest recognized	$ 387,764	$ 337,096
Borrowings	14,211,339	$ 3,180,927
Letter of Credit Facility
Disclosure Of Detailed Information About Borrowings [Line Items]
Credit facility maximum borrowing capacity			$ 45,000,000
Perceptive Advisors
Disclosure Of Detailed Information About Borrowings [Line Items]
Fee Paid	$ 0
Percentage of fee incurred by corporation	2.50%
Borrowings	$ 0